Financing receivables, net aging analysis of past due financing receivables (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Financing Receivable, Past Due
Total past due	$ 20,292
Current	226,572
Total financing receivables	246,864
1-29
Financing Receivable, Past Due
Total past due	4,859
30-59
Financing Receivable, Past Due
Total past due	4,151
60-89
Financing Receivable, Past Due
Total past due	2,993
90-179
Financing Receivable, Past Due
Total past due	6,099
180 or greater
Financing Receivable, Past Due
Total past due	$ 2,190